Business Combination - Schedule of Allocation of Consideration Transferred (Details) - USD ($)		7 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2018
Cash consideration		$ 319,015,000
Total consideration - cash		319,015,000	$ 319,015,000
NESR ordinary share consideration		513,444,000	$ 513,444,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)		30,941,000
Total consideration - equity	[1]	544,385,000
Estimated earn-out mechanisms		16,203,000
Total consideration		879,603,000
NPS Holdings Limited [Member]
Cash consideration		319,015,000
Total consideration - cash		319,015,000
NESR ordinary share consideration		$ 255,537,000
NESR ordinary share consideration, shares		25,077,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)
Total consideration - equity	[1]	$ 255,537,000
Total consideration - equity, shares		25,077,000
Estimated earn-out mechanisms		$ 16,203,000
Total consideration		590,755,000
Gulf Energy S.A.O.C [Member]
Cash consideration
Total consideration - cash
NESR ordinary share consideration		$ 257,907,000
NESR ordinary share consideration, shares		25,310,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)		$ 30,941,000
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)		3,036,000
Total consideration - equity	[1]	$ 288,848,000
Total consideration - equity, shares		28,346,000
Estimated earn-out mechanisms
Total consideration		$ 288,848,000

[1]	The fair value of NESR ordinary shares was determined based upon the $10.19 per share closing price of NESR ordinary shares on June 6, 2018, the closing date of the Business Combination